Intangible Asset	12 Months Ended
Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Asset
Intangible Asset

The following table summarizes the carrying amount of the Company's intangible assets, net of accumulated amortization:

	December 31, 2019
	Estimated Life (years)	Cost	Accumulated Amortization	Net
Software license	3	$336	$(82)	$254

Amortization expense for the year ended December 31, 2019 was $47,000. Assuming no changes in the gross cost basis of intangible assets, the total estimated amortization expense for finite-lived intangible assets is approximately $104,000, $88,000, and $62,000  for each of the years ending December 31, 2020 through December 31, 2022.